Redacted Loan ID	FK ID	Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
80E57E91-C981-4308-87AE-2F26810D0DF4	xxx	xxx	xxx	xxx	TX	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

C101FDDE-0F19-46DA-90DB-28D5754C2DF6	xxx	xxx	xxx	xxx	MI	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Per the servicing notes, there was a loan modification completed prior to the review period. Several comments confirm that monthly HAMP incentives were being applied.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
The last inspection completed was on 2/15/2016.  The notes state that there are no visible damages, utilities were on and personal property is present; however, there is not any indication on the occupancy of the property.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the servicing notes, there was a loan modification completed prior to the review period. Several comments confirm that monthly HAMP incentives were being applied.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection completed was on 2/15/2016.  The notes state that there are no visible damages, utilities were on and personal property is present; however, there is not any indication on the occupancy of the property.

A5D3F431-2EC2-4162-A984-84911E86ED8C	xxx	xxx	xxx	xxx	IL	9/1/2016				Owner		Never			Never				Previously	Payment Deferral
The borrower requested a payment deferral on 7/25/2016 as they did not have enough funds to make the July 2016 payment. The deferral was submitted to special loans and as such, the deferral program agreement to defer the July 2016 payment until maturity was processed on 7/27/2016.
Yes
According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $xx,xxx due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $x,xxx.xx and $x,xxx.xx were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
																									Current	Yes	Property Damage
According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $xx,xxx due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $x,xxx.xx and $x,xxx.xx were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
																													The last inspection was completed on 07/22/2016 and the subject was owner occupied.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The borrower requested a payment deferral on 7/25/2016 as they did not have enough funds to make the July 2016 payment. The deferral was submitted to special loans and as such, the deferral program agreement to defer the July 2016 payment until maturity was processed on 7/27/2016.
PROPERTY DAMAGE:According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $xx,xxx due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $x,xxx.xx and $x,xxx.xx were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
EXCEPTIONS:According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $xx,xxx due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $x,xxx.xx and $x,xxx.xx were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
ADDITIONAL INFORMATION: The last inspection was completed on 07/22/2016 and the subject was owner occupied.

4C657609-C9EA-4A1B-812F-4A1EEACD79F5	xxx	xxx	xxx	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No		Current	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

49B45D11-C4E0-4AEE-8603-5D294FF662DC	xxx	xxx	xxx	xxx	NY	9/1/2016				Owner		Never			Never				Previously	Payment Deferral
The borrower requested a payment deferral on 6/24/2016 as they did not have enough funds to make the June 2016 payment. The deferral was submitted to special loans on 6/28/2016 and as such, the deferral program agreement to defer the June 2016 payment until maturity was processed accordingly.
																							No		Current	No			The borrower was approved for a one month deferral for June 2016.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The borrower requested a payment deferral on 6/24/2016 as they did not have enough funds to make the June 2016 payment. The deferral was submitted to special loans on 6/28/2016 and as such, the deferral program agreement to defer the June 2016 payment until maturity was processed accordingly.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower was approved for a one month deferral for June 2016.

5A0C5705-7E49-44D9-8AB9-DD55D24B5075	xxx	xxx	xxx	xxx	NV	8/1/2016			Illness	Owner		Never			Never				Never				No		Collections	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

151E2F25-68A3-4E69-9747-FED07D05A17C	xxx	xxx	xxx	xxx	TX	7/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No
The last inspection completed on 08/21/2016 and shows the subject as owner occupied. A repayment plan was set up on 8/28/2015 as the borrower defaulted on prior payments due to illness; however, it was deemed unsuccessful as no payments were remitted towards the plan.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection completed on 08/21/2016 and shows the subject as owner occupied. A repayment plan was set up on 8/28/2015 as the borrower defaulted on prior payments due to illness; however, it was deemed unsuccessful as no payments were remitted towards the plan.

D8263A53-9C73-48E9-9936-BB19A303EF88	xxx	xxx	xxx	xxx	IN	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No
Borrower called in 11/27/2015 to advise their spouse was unemployed and to make a payment of $xxx.xx. Borrower declined interest in Modification. On 4/5/2016 borrower advised spouse is back to work and paid for March and April 2016. Borrower called in on 7/30/16 to make a payment and advised they were underemployed the month of July, however the issue has been resolved. Based on comments the borrower has been calling in to make payments when funds are available. There are no workouts in place. Reason for default has been Curtailment of Income.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Borrower called in 11/27/2015 to advise their spouse was unemployed and to make a payment of $997.96. Borrower declined interest in Modification. On 4/5/2016 borrower advised spouse is back to work and paid for March and April 2016. Borrower called in on 7/30/16 to make a payment and advised they were underemployed the month of July, however the issue has been resolved. Based on comments the borrower has been calling in to make payments when funds are available. There are no workouts in place. Reason for default has been Curtailment of Income.

034F8836-6A21-4FD4-BDE0-1FBF11885C33	xxx	xxx	xxx	xxx	TX	9/1/2016				Owner		Never			Never				Never				No		Current	No
Per property inspection report date 1/20/2016, the home is currently owner occupied. A comment on 1/15/2016 indicated the borrower's spouse is in prison and the borrower is the only one who has income.  The servicer update the financials.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per property inspection report date 1/20/2016, the home is currently owner occupied. A comment on 1/15/2016 indicated the borrower's spouse is in prison and the borrower is the only one who has income.  The servicer update the financials.

14A86F23-1F4E-427C-9175-B562193166EF	xxx	xxx	xxx	xxx	IN	8/22/2016			Not Determined	Not Determined		Never			Never				Previously	Payment Deferral		Per a comment on 5/31/2016, a deferral program agreement was approved to defer May of 2016 payment until maturity and advanced the due date to xx/x/xxxx.	No		Collections	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per a comment on 5/31/2016, a deferral program agreement was approved to defer May of 2016 payment until maturity and advanced the due date to 6/1/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

44EE00B3-A1D1-463F-BC95-819F0824927F	xxx	xxx	xxx	xxx	SC	9/1/2016				Not Determined		Never			Never				Never				No		Current	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

2397213C-F08F-4E06-AA56-2489C2D9D217	xxx	xxx	xxx	xxx	WI	9/1/2016				Not Determined		Never			Never				Never				No		Current	No			There was no contact established with the borrower during the review period. A property inspection dated 8/20/2016 was received however the occupancy status was not included in the results.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There was no contact established with the borrower during the review period.  A property inspection dated 08/20/2016 was received however the occupancy status was not included in the results.

E508879B-D909-4CC7-BB2F-ADB2BE16C1DA	xxx	xxx	xxx	xxx	MO	7/1/2016			Not Determined	Occupied by Unknown		Never			Never				Never				No		Collections	No
A breach letter was sent to the borrower on 8/17/2016. The last contact with the borrower was on 6/28/2016 at which time the borrower called to make a payment bringing account current at the time and declined extension offer. As of the end of the review the loan is 60 days delinquent.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A breach letter was sent to the borrower on 8/17/2016. The last contact with the borrower was on 6/28/2016 at which time the borrower called to make a payment bringing account current at the time and declined extension offer. As of the end of the review the loan is 60 days delinquent.